Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Consolidated VIEs and Subsidiaries (Details) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Consolidated VIEs and Subsidiaries [Line Items]
Total current assets	$ 17,904,033		$ 19,622,217
Total non-current assets	332,488		1,788,606
Total Assets	18,236,521		21,410,823
Total Liabilities	3,904,015		$ 6,954,572
Revenues	795,544	$ 737,904
Net (loss) income	(560,526)	(469,268)
Net cash provided by operating activities	(552,224)	1,844,037
Net cash used in investing activities	$ 451,737	$ (275,763)